Event occurring after the reporting period (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Jun. 04, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Apr. 28, 2025 USD ($)
Other disposals of assets [member]
Event occurring after the reporting period
Disposal of financial assets measured at amortized cost				$ 1.3
Loss allowance on financial assets measured at amortised cost		¥ 232.9	$ 32.5
Deed of settlement [Member] | Convertible note [Member]
Event occurring after the reporting period
Convertible note issued	$ 35.0
Repayment of borrowings	1.5
Aggregate amount	$ 15.0
Number of equated monthly installments	24
Issue Of Warrants [Member]
Event occurring after the reporting period
Minimum percentage of company's issued share capital	10.00%
Market capitalization	$ 90.0